Post-Employee Benefit Obligations - Multi-employer plans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Line Items]
Contribution paid by the company	$ 284,308	$ 359,724
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Defined Benefit Plans Percentage	70.00%
Established contribution percentage	30.00%
Cost contribution Percentage by employer	5.00%
Contribution paid by the company	$ 113,203	$ 87,632
Bottom of range | Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Contribution Percentage	1.45%
Cost contribution Percentage by employee	1.00%
Top of Range | Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Contribution Percentage	4.22%
Cost contribution Percentage by employee	100.00%